Business Combinations - Summary of Fair Value Allocated to Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about business combination [Line Items]
Deferred income tax assets	$ 249	$ 216
Agrium Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Deferred income tax assets			$ 158
Ruralco Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Deferred income tax assets	14
Receivables from Customers[Member] | Agrium Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Gross contractual amount			2,247
Uncollectible contractual amount			$ 80
Receivables from Customers[Member] | Ruralco Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Gross contractual amount	247
Uncollectible contractual amount	$ 5